FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Cash held in the Trust Account	$ 136,798		$ 153,563	$ 200,884
Cash withdrawn of interest income from the Trust Account	0	$ 11,000	905,000	60,000
Proceeds from trust account in connection with redemption	232,371,273		232,371,273	232,371,273
Cash and investments held in Trust Account	$ 20,219,328		19,827,884	250,007,295
Money Market Funds
FAIR VALUE MEASUREMENTS
Cash and investments held in Trust Account				250,007,295
U.S. Treasury Securities
FAIR VALUE MEASUREMENTS
Cash held in the Trust Account			19,827,884
Cash withdrawn of interest income from the Trust Account			905,000	$ 60,000
Proceeds from trust account in connection with redemption			$ 232,371,273